Property and equipment - Schedule of Expected Amortization Expense for the Next Five Years and Thereafter (Detail) $ in Thousands	Sep. 30, 2022 USD ($)
Property, Plant and Equipment [Abstract]
2023	$ 125
2024	166
2025	166
2026	128
2027	111
Thereafter	371
Amortization expense	$ 1,067